Pension Plans and Similar Obligations - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans and Similar Obligations
Defined contribution plans	€ 346	€ 326	€ 314
Defined benefit pension plans	62	93	55
Pension expenses	€ 408	€ 419	€ 369